Taxes on Income - Summary of Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic	$ 62,902	$ 22,415	$ 29,127
Foreign	(207)	(69)	(49)
Loss before taxes on income	$ 62,695	$ 22,346	$ 29,078